BNY Mellon High Yield Fund
Statement of Investments
March 31, 2025 (Unaudited)

Description		Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Bonds and Notes — 87.0%
Advertising — .6%
Clear Channel Outdoor Holdings, Inc., Sr. Scd. Notes(b)		5.13	8/15/2027	2,446,000	2,366,368
Neptune BidCo US, Inc., Sr. Scd. Notes(b)		9.29	4/15/2029	1,284,000	1,115,103
					3,481,471
Aerospace & Defense — 2.3%
AAR Escrow Issuer LLC, Gtd. Notes(b)		6.75	3/15/2029	2,146,000	2,182,727
Bombardier, Inc., Sr. Unscd. Notes(b),(c)		7.50	2/1/2029	846,000	868,350
Goat Holdco LLC, Sr. Scd. Notes(b)		6.75	2/1/2032	2,081,000	2,038,641
TransDigm, Inc., Gtd. Notes(c)		4.88	5/1/2029	1,007,000	957,344
TransDigm, Inc., Sr. Scd. Notes(b)		6.38	3/1/2029	2,205,000	2,230,236
TransDigm, Inc., Sr. Scd. Notes(b)		6.63	3/1/2032	1,200,000	1,216,793
TransDigm, Inc., Sr. Scd. Notes(b)		6.88	12/15/2030	3,130,000	3,201,505
TransDigm, Inc., Sr. Scd. Notes(b)		7.13	12/1/2031	467,000	481,051
					13,176,647
Airlines — .9%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., Sr. Scd. Notes(b)		5.50	4/20/2026	460,417	459,505
American Airlines, Inc./AAdvantage Loyalty IP Ltd., Sr. Scd. Notes(b)		5.75	4/20/2029	2,884,451	2,824,950
JetBlue Airways Corp./JetBlue Loyalty LP, Sr. Scd. Notes(b),(c)		9.88	9/20/2031	2,113,000	2,087,520
					5,371,975
Automobiles & Components — .9%
Clarios Global LP/Clarios US Finance Co., Sr. Scd. Notes(b),(c)		6.75	5/15/2028	2,700,000	2,740,031
Clarios Global LP/Clarios US Finance Co., Sr. Scd. Notes(b),(c)		6.75	2/15/2030	315,000	318,276
IHO Verwaltungs GmbH, Sr. Scd. Notes(b),(c),(d)		7.75	11/15/2030	1,393,000	1,373,931
Real Hero Merger Sub 2, Inc., Sr. Unscd. Notes(b)		6.25	2/1/2029	1,116,000	880,001
					5,312,239
Banks — .6%
Citigroup, Inc., Jr. Sub. Notes, Ser. X(e)		3.88	2/18/2026	2,614,000	2,560,098
Freedom Mortgage Corp., Sr. Unscd. Notes(b)		12.00	10/1/2028	1,004,000	1,079,231
					3,639,329
Building Materials — 2.0%
Builders FirstSource, Inc., Gtd. Notes(b)		4.25	2/1/2032	1,908,000	1,708,341
Camelot Return Merger Sub, Inc., Sr. Scd. Notes(b),(c)		8.75	8/1/2028	2,402,000	1,981,674
EMRLD Borrower LP/Emerald Co-Issuer, Inc., Sr. Scd. Notes(b)		6.63	12/15/2030	3,790,000	3,796,417
Quikrete Holdings, Inc., Sr. Scd. Notes(b)		6.38	3/1/2032	1,756,000	1,768,582
Quikrete Holdings, Inc., Sr. Unscd. Notes(b)		6.75	3/1/2033	350,000	348,726
Standard Industries, Inc., Sr. Unscd. Notes(b)		4.75	1/15/2028	1,834,000	1,776,942
					11,380,682
Chemicals — 1.5%
Celanese US Holdings LLC, Gtd. Notes(c)		6.63	7/15/2032	896,000	920,758
Celanese US Holdings LLC, Gtd. Notes(c)		6.95	11/15/2033	1,360,000	1,422,507
Itelyum Regeneration SpA, Sr. Scd. Bonds(b)	EUR	5.75	4/15/2030	580,000	623,629
Olympus Water US Holding Corp., Sr. Scd. Notes(b)		9.75	11/15/2028	1,380,000	1,434,462
Rain Carbon, Inc., Sr. Scd. Notes(b),(c)		12.25	9/1/2029	1,551,000	1,649,560
WR Grace Holdings LLC, Sr. Unscd. Notes(b)		5.63	8/15/2029	3,308,000	2,851,601
					8,902,517
Collateralized Loan Obligations Debt — 1.5%
Ares European XII DAC CLO, Ser. 12A, Cl. E, (3 Month EURIBOR +6.10%)(b),(f)	EUR	8.84	4/20/2032	1,450,000	1,572,752
Barings Ltd. CLO, Ser. 2018-1A, Cl. D, (3 Month TSFR +5.76%)(b),(c),(f)		10.06	4/15/2031	2,000,000	1,972,240

Statement of Investments (Unaudited) (continued)

Description		Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Bonds and Notes — 87.0% (continued)
Collateralized Loan Obligations Debt — 1.5% (continued)
Diameter Capital 3 Ltd. CLO, Ser. 2022-3A, Cl. DR, (3 Month TSFR +5.25%)(b),(f)		9.54	1/15/2038	800,000	796,125
Neuberger Berman Loan Advisers 36 Ltd. CLO, Ser. 2020-36A, Cl. ER2, (3 Month TSFR +7.30%)(b),(f)		11.59	4/20/2033	500,000	500,005
Palmer Square Loan Funding Ltd. CLO, Ser. 2022-3A, Cl. DR, (3 Month TSFR +5.90%)(b),(f)		10.20	4/15/2031	800,000	803,381
Rockford Tower Ltd. CLO, Ser. 2022-2A, Cl. ER, (3 Month TSFR +8.12%)(b),(f)		12.41	10/20/2035	750,000	751,718
St. Pauls CLO, Ser. 11A, Cl. E, (3 Month EURIBOR +6.00%)(b),(f)	EUR	8.75	1/17/2032	1,000,000	1,085,529
Trimaran Cavu Ltd. CLO, Ser. 2019-1A, Cl. ER, (3 Month TSFR +6.00%)(b),(f)		10.32	1/20/2037	1,400,000	1,386,455
					8,868,205
Commercial & Professional Services — 4.2%
Albion Financing 1 Sarl/Aggreko Holdings, Inc., Sr. Scd. Notes(b)		6.13	10/15/2026	1,474,000	1,473,853
Allied Universal Holdco LLC/Allied Universal Finance Corp., Sr. Unscd. Notes(b)		6.00	6/1/2029	1,530,000	1,407,273
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, Sr. Scd. Notes(b)		4.63	6/1/2028	880,000	834,317
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Gtd. Notes(b)		5.75	7/15/2027	1,414,000	1,365,961
Belron UK Finance PLC, Sr. Scd. Notes(b)		5.75	10/15/2029	1,777,000	1,766,249
Boost Newco Borrower LLC, Sr. Scd. Notes(b)		7.50	1/15/2031	2,995,000	3,119,849
Prime Security Services Borrower LLC/Prime Finance, Inc., Scd. Notes(b),(c)		6.25	1/15/2028	1,847,000	1,849,807
Raven Acquisition Holdings LLC, Sr. Scd. Notes(b)		6.88	11/15/2031	2,285,000	2,224,593
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., Gtd. Notes(b)		6.75	8/15/2032	1,686,000	1,700,728
The ADT Security Corp., Sr. Scd. Notes(b)		4.88	7/15/2032	3,041,000	2,842,196
United Rentals North America, Inc., Gtd. Notes(c)		3.75	1/15/2032	1,031,000	911,492
United Rentals North America, Inc., Gtd. Notes(c)		4.00	7/15/2030	904,000	835,031
Veritiv Operating Co., Sr. Scd. Notes(b)		10.50	11/30/2030	1,068,000	1,132,160
Wand NewCo 3, Inc., Sr. Scd. Notes(b)		7.63	1/30/2032	2,676,000	2,740,966
					24,204,475
Consumer Discretionary — 5.1%
Allwyn Entertainment Financing UK PLC, Sr. Scd. Notes(b)		7.88	4/30/2029	2,212,000	2,286,125
Caesars Entertainment, Inc., Sr. Scd. Notes(b)		7.00	2/15/2030	1,185,000	1,201,974
Carnival Corp., Gtd. Notes(b),(c)		6.00	5/1/2029	2,483,000	2,467,161
Carnival Corp., Gtd. Notes(b),(c)		6.13	2/15/2033	2,577,000	2,541,411
Dealer Tire LLC/DT Issuer LLC, Sr. Unscd. Notes(b)		8.00	2/1/2028	971,000	947,391
Hilton Domestic Operating Co., Inc., Gtd. Notes(b)		3.63	2/15/2032	1,277,000	1,120,232
Hilton Domestic Operating Co., Inc., Gtd. Notes(b)		4.00	5/1/2031	1,650,000	1,495,391
International Game Technology PLC, Sr. Scd. Notes(b),(c)		5.25	1/15/2029	739,000	722,782
KB Home, Gtd. Notes(c)		4.00	6/15/2031	1,767,000	1,587,688
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., Sr. Scd. Notes(b)		4.88	5/1/2029	2,592,000	2,434,627
NCL Corp. Ltd., Sr. Scd. Notes(b)		5.88	2/15/2027	1,522,000	1,520,874
NCL Corp. Ltd., Sr. Unscd. Notes(b),(c)		6.75	2/1/2032	1,158,000	1,144,680
NCL Finance Ltd., Gtd. Notes(b)		6.13	3/15/2028	830,000	827,897
Royal Caribbean Cruises Ltd., Sr. Unscd. Notes(b)		5.50	8/31/2026	830,000	830,560
Royal Caribbean Cruises Ltd., Sr. Unscd. Notes(b)		5.63	9/30/2031	1,443,000	1,417,939
Royal Caribbean Cruises Ltd., Sr. Unscd. Notes(b)		6.00	2/1/2033	3,021,000	3,021,458
Scientific Games Holdings LP/Scientific Games US FinCo, Inc., Sr. Unscd. Notes(b)		6.63	3/1/2030	614,000	579,691
Station Casinos LLC, Gtd. Notes(b)		4.63	12/1/2031	2,198,000	1,976,807
Windsor Holdings III LLC, Sr. Scd. Notes(b)		8.50	6/15/2030	1,365,000	1,410,226
					29,534,914

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Bonds and Notes — 87.0% (continued)
Consumer Durables & Apparel — .2%
S&S Holdings LLC, Sr. Scd. Notes(b)	8.38	10/1/2031	1,100,000	1,040,507
Diversified Financials — 6.1%
AG Issuer LLC, Sr. Scd. Notes(b)	6.25	3/1/2028	2,238,000	2,202,736
Ally Financial, Inc., Sub. Notes(c)	6.70	2/14/2033	1,168,000	1,168,890
Encore Capital Group, Inc., Sr. Scd. Notes(b)	8.50	5/15/2030	2,201,000	2,271,677
Freedom Mortgage Holdings LLC, Sr. Unscd. Notes(b)	9.25	2/1/2029	1,346,000	1,368,006
Icahn Enterprises LP/Icahn Enterprises Finance Corp., Sr. Scd. Notes	5.25	5/15/2027	2,051,000	1,952,513
Icahn Enterprises LP/Icahn Enterprises Finance Corp., Sr. Scd. Notes(c)	9.00	6/15/2030	1,564,000	1,480,602
Jane Street Group/JSG Finance, Inc., Sr. Scd. Notes(b)	6.13	11/1/2032	2,056,000	2,024,507
Jane Street Group/JSG Finance, Inc., Sr. Scd. Notes(b)	7.13	4/30/2031	2,369,000	2,435,368
Nationstar Mortgage Holdings, Inc., Gtd. Notes(b)	5.75	11/15/2031	3,500,000	3,501,989
Nationstar Mortgage Holdings, Inc., Gtd. Notes(b)	6.50	8/1/2029	630,000	639,197
Navient Corp., Sr. Unscd. Notes(c)	5.50	3/15/2029	1,314,000	1,244,925
OneMain Finance Corp., Gtd. Notes(c)	7.50	5/15/2031	2,178,000	2,217,966
OneMain Finance Corp., Gtd. Notes	7.88	3/15/2030	1,098,000	1,139,025
PennyMac Financial Services, Inc., Gtd. Notes(b)	7.13	11/15/2030	2,091,000	2,126,181
PennyMac Financial Services, Inc., Gtd. Notes(b)	7.88	12/15/2029	1,954,000	2,034,458
PHH Escrow Issuer LLC/PHH Corp., Sr. Unscd. Notes(b)	9.88	11/1/2029	1,227,000	1,185,307
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., Gtd. Notes(b),(c)	4.00	10/15/2033	2,293,000	1,968,754
VFH Parent LLC/Valor Co-Issuer, Inc., Sr. Scd. Bonds(b)	7.50	6/15/2031	4,162,000	4,279,626
				35,241,727
Electronic Components — .8%
Sensata Technologies BV, Gtd. Notes(b)	5.88	9/1/2030	1,250,000	1,207,774
WESCO Distribution, Inc., Gtd. Notes(b)	6.38	3/15/2033	741,000	745,367
WESCO Distribution, Inc., Gtd. Notes(b)	6.63	3/15/2032	2,510,000	2,549,332
				4,502,473
Energy — 10.2%
Aethon United BR LP/Aethon United Finance Corp., Sr. Unscd. Notes(b)	7.50	10/1/2029	4,208,000	4,282,843
Antero Midstream Partners LP/Antero Midstream Finance Corp., Gtd. Notes(b)	5.75	1/15/2028	1,920,000	1,911,849
Blue Racer Midstream LLC/Blue Racer Finance Corp., Sr. Unscd. Notes(b)	7.00	7/15/2029	2,180,000	2,229,573
CITGO Petroleum Corp., Sr. Scd. Notes(b)	8.38	1/15/2029	1,840,000	1,874,226
Comstock Resources, Inc., Gtd. Notes(b)	6.75	3/1/2029	2,333,000	2,284,277
CQP Holdco LP/BIP-V Chinook Holdco LLC, Sr. Scd. Notes(b)	5.50	6/15/2031	2,377,000	2,282,182
Encino Acquisition Partners Holdings LLC, Gtd. Notes(b)	8.50	5/1/2028	1,874,000	1,906,387
Encino Acquisition Partners Holdings LLC, Sr. Unscd. Notes(b)	8.75	5/1/2031	739,000	785,795
Energy Transfer LP, Jr. Sub. Notes, Ser. B(c),(e)	6.63	2/15/2028	3,318,000	3,285,717
Expand Energy Corp., Gtd. Notes(b)	5.88	2/1/2029	1,128,000	1,126,846
Gulfport Energy Operating Corp., Gtd. Notes(b)	6.75	9/1/2029	2,929,000	2,971,625
Kraken Oil & Gas Partners LLC, Sr. Unscd. Notes(b),(c)	7.63	8/15/2029	1,059,000	1,034,998
Matador Resources Co., Gtd. Notes(b)	6.50	4/15/2032	1,741,000	1,726,807
Moss Creek Resources Holdings, Inc., Sr. Unscd. Notes(b),(c)	8.25	9/1/2031	822,000	802,324
NFE Financing LLC, Sr. Scd. Notes(b)	12.00	11/15/2029	1,279,000	1,079,051
Noble Finance II LLC, Gtd. Notes(b)	8.00	4/15/2030	2,769,000	2,769,144
Northern Oil & Gas, Inc., Sr. Unscd. Notes(b)	8.13	3/1/2028	1,917,000	1,923,694
Northriver Midstream Finance LP, Sr. Scd. Notes(b)	6.75	7/15/2032	2,448,000	2,472,862
Rockies Express Pipeline LLC, Sr. Unscd. Notes(b)	4.80	5/15/2030	3,877,000	3,644,425
Rockies Express Pipeline LLC, Sr. Unscd. Notes(b)	6.75	3/15/2033	824,000	838,829
Sitio Royalties Operating Partnership LP/Sitio Finance Corp., Sr. Unscd. Notes(b)	7.88	11/1/2028	2,866,000	2,951,845

Statement of Investments (Unaudited) (continued)

Description		Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Bonds and Notes — 87.0% (continued)
Energy — 10.2% (continued)
SM Energy Co., Sr. Unscd. Notes(b)		6.75	8/1/2029	1,174,000	1,157,623
Sunoco LP, Sr. Unscd. Notes(b)		6.25	7/1/2033	1,001,000	1,002,739
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Gtd. Notes(b)		5.50	1/15/2028	2,262,000	2,203,309
TGNR Intermediate Holdings LLC, Sr. Unscd. Notes(b)		5.50	10/15/2029	3,401,000	3,197,046
Venture Global Calcasieu Pass LLC, Sr. Scd. Notes(b)		3.88	11/1/2033	1,763,000	1,518,755
Venture Global Calcasieu Pass LLC, Sr. Scd. Notes(b)		4.13	8/15/2031	3,068,000	2,789,762
Venture Global LNG, Inc., Jr. Sub. Notes(b),(e)		9.00	9/30/2029	1,598,000	1,517,747
Venture Global LNG, Inc., Sr. Scd. Notes(b)		8.13	6/1/2028	1,777,000	1,816,905
					59,389,185
Environmental Control — 2.1%
Clean Harbors, Inc., Gtd. Notes(b)		6.38	2/1/2031	1,440,000	1,456,937
GFL Environmental, Inc., Gtd. Notes(b)		4.00	8/1/2028	1,640,000	1,560,366
GFL Environmental, Inc., Sr. Scd. Notes(b)		6.75	1/15/2031	2,029,000	2,094,055
Madison IAQ LLC, Sr. Scd. Notes(b)		4.13	6/30/2028	1,984,000	1,874,061
Madison IAQ LLC, Sr. Unscd. Notes(b)		5.88	6/30/2029	1,064,000	1,006,178
Reworld Holding Corp., Gtd. Notes		5.00	9/1/2030	2,142,000	1,988,804
Waste Pro USA, Inc., Sr. Unscd. Notes(b)		7.00	2/1/2033	2,277,000	2,290,375
					12,270,776
Food Products — 2.0%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, Sr. Unscd. Notes(b)		6.25	3/15/2033	351,000	354,752
Bellis Acquisition Co. PLC, Sr. Scd. Bonds(b)	GBP	8.13	5/14/2030	880,000	1,062,731
Fiesta Purchaser, Inc., Sr. Scd. Notes(b)		7.88	3/1/2031	1,008,000	1,041,688
Fiesta Purchaser, Inc., Sr. Unscd. Notes(b)		9.63	9/15/2032	1,299,000	1,338,144
Pilgrim’s Pride Corp., Gtd. Notes		3.50	3/1/2032	920,000	809,841
Post Holdings, Inc., Gtd. Notes(b)		4.63	4/15/2030	2,176,000	2,034,644
Post Holdings, Inc., Gtd. Notes(b)		5.50	12/15/2029	1,400,000	1,362,244
Post Holdings, Inc., Gtd. Notes(b)		6.38	3/1/2033	851,000	838,929
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, Scd. Notes(b)		4.63	3/1/2029	2,824,000	2,621,596
					11,464,569
Health Care — 6.7%
1261229 BC Ltd., Sr. Scd. Notes(b)		10.00	4/15/2032	2,870,000	2,855,514
Cheplapharm Arzneimittel GmbH, Sr. Scd. Notes(b),(c)		5.50	1/15/2028	2,333,000	2,089,892
CHS/Community Health Systems, Inc., Scd. Notes(b)		6.88	4/15/2029	677,000	439,704
CHS/Community Health Systems, Inc., Sr. Scd. Notes(b)		5.25	5/15/2030	2,723,000	2,249,823
CHS/Community Health Systems, Inc., Sr. Scd. Notes(b)		10.88	1/15/2032	2,026,000	1,998,489
Cidron Aida Finco Sarl, Sr. Scd. Bonds(b)	GBP	6.25	4/1/2028	930,000	1,211,665
Global Medical Response, Inc., Sr. Scd. Notes(b),(c),(d)		10.00	10/31/2028	2,704,944	2,706,729
HAH Group Holding Co. LLC, Sr. Scd. Notes(b)		9.75	10/1/2031	425,000	409,730
HealthEquity, Inc., Gtd. Notes(b)		4.50	10/1/2029	1,177,000	1,104,779
Insulet Corp., Sr. Unscd. Notes(b)		6.50	4/1/2033	1,491,000	1,516,577
LifePoint Health, Inc., Sr. Scd. Notes(b)		9.88	8/15/2030	1,071,000	1,131,353
LifePoint Health, Inc., Sr. Unscd. Notes(b)		10.00	6/1/2032	1,189,000	1,135,685
Medline Borrower LP, Sr. Scd. Notes(b)		3.88	4/1/2029	2,094,000	1,958,766
Medline Borrower LP, Sr. Unscd. Notes(b)		5.25	10/1/2029	1,260,000	1,209,932
Medline Borrower LP/Medline Co-Issuer, Inc., Sr. Scd. Notes(b)		6.25	4/1/2029	1,758,000	1,782,575
Molina Healthcare, Inc., Sr. Unscd. Notes(b)		6.25	1/15/2033	1,771,000	1,745,389
Option Care Health, Inc., Gtd. Notes(b)		4.38	10/31/2029	2,344,000	2,189,232
Organon & Co./Organon Foreign Debt Co-Issuer BV, Sr. Scd. Notes(b)		6.75	5/15/2034	1,172,000	1,151,403

Description		Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Bonds and Notes — 87.0% (continued)
Health Care — 6.7% (continued)
Radiology Partners, Inc., Sr. Scd. Notes(b),(c),(d)		7.78	1/31/2029	383,851	380,492
Select Medical Corp., Gtd. Notes(b),(c)		6.25	12/1/2032	810,000	790,105
Sotera Health Holdings LLC, Sr. Scd. Notes(b)		7.38	6/1/2031	1,479,000	1,505,446
Tenet Healthcare Corp., Sr. Scd. Notes		4.25	6/1/2029	875,000	825,204
Tenet Healthcare Corp., Sr. Scd. Notes		4.63	6/15/2028	1,155,000	1,115,929
Tenet Healthcare Corp., Sr. Scd. Notes		6.13	6/15/2030	1,132,000	1,128,181
Tenet Healthcare Corp., Sr. Scd. Notes(c)		6.75	5/15/2031	2,050,000	2,081,245
US Acute Care Solutions LLC, Sr. Scd. Notes(b)		9.75	5/15/2029	2,053,000	2,049,649
					38,763,488
Industrial — 2.7%
Artera Services LLC, Sr. Scd. Notes(b)		8.50	2/15/2031	2,124,191	1,984,300
Axon Enterprise, Inc., Sr. Unscd. Notes(b)		6.25	3/15/2033	1,756,000	1,778,454
CEME SpA, Sr. Scd. Bonds, (3 Month EURIBOR +4.50%)(b),(f)	EUR	6.86	9/30/2031	800,000	867,041
Chart Industries, Inc., Sr. Scd. Notes(b)		7.50	1/1/2030	2,403,000	2,495,265
Dycom Industries, Inc., Gtd. Notes(b)		4.50	4/15/2029	2,389,000	2,235,824
GrafTech Finance, Inc., Scd. Notes(b)		4.63	12/23/2029	3,147,000	2,175,364
GrafTech Global Enterprises, Inc., Scd. Notes(b)		9.88	12/23/2029	338,000	267,020
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC, Sr. Scd. Notes(b),(c)		9.00	2/15/2029	1,295,000	1,299,024
Vertiv Group Corp., Sr. Scd. Notes(b)		4.13	11/15/2028	927,000	883,484
Zebra Technologies Corp., Gtd. Notes(b)		6.50	6/1/2032	1,420,000	1,438,339
					15,424,115
Information Technology — 3.6%
AthenaHealth Group, Inc., Sr. Unscd. Notes(b)		6.50	2/15/2030	5,319,000	4,993,939
Cloud Software Group, Inc., Scd. Notes(b)		9.00	9/30/2029	2,526,000	2,521,074
Cloud Software Group, Inc., Sr. Scd. Notes(b)		6.50	3/31/2029	2,840,000	2,762,768
Elastic NV, Sr. Unscd. Notes(b),(c)		4.13	7/15/2029	3,559,000	3,322,173
Ellucian Holdings, Inc., Sr. Scd. Notes(b)		6.50	12/1/2029	2,486,000	2,451,019
SS&C Technologies, Inc., Gtd. Notes(b),(c)		6.50	6/1/2032	1,011,000	1,023,006
UKG, Inc., Sr. Scd. Notes(b),(c)		6.88	2/1/2031	3,557,000	3,610,974
					20,684,953
Insurance — 3.9%
Acrisure LLC/Acrisure Finance, Inc., Sr. Unscd. Notes(b)		8.25	2/1/2029	3,161,000	3,250,317
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, Sr. Scd. Notes(b)		6.75	4/15/2028	1,520,000	1,526,894
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, Sr. Scd. Notes(b)		7.00	1/15/2031	2,460,000	2,469,491
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, Sr. Unscd. Notes(b)		7.38	10/1/2032	1,116,000	1,122,297
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Inves, Sr. Unscd. Notes(b)		7.88	11/1/2029	2,273,000	2,242,394
Ardonagh Finco Ltd., Sr. Scd. Bonds(b)	EUR	6.88	2/15/2031	1,020,000	1,127,742
Ardonagh Finco Ltd., Sr. Scd. Notes(b),(c)		7.75	2/15/2031	2,797,000	2,851,458
Ardonagh Group Finance Ltd., Sr. Unscd. Notes(b)		8.88	2/15/2032	812,000	827,540
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC, Sr. Scd. Notes(b)		7.25	2/15/2031	843,000	851,709
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC, Sr. Unscd. Notes(b)		8.13	2/15/2032	770,000	778,861
HUB International Ltd., Sr. Scd. Notes(b)		7.25	6/15/2030	832,000	857,522

Statement of Investments (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Bonds and Notes — 87.0% (continued)
Insurance — 3.9% (continued)
Panther Escrow Issuer LLC, Sr. Scd. Notes(b)	7.13	6/1/2031	2,719,000	2,772,241
Ryan Specialty LLC, Sr. Scd. Notes(b)	5.88	8/1/2032	1,720,000	1,700,312
				22,378,778
Internet Software & Services — 2.1%
Arches Buyer, Inc., Sr. Unscd. Notes(b)	6.13	12/1/2028	2,880,000	2,533,014
Cablevision Lightpath LLC, Sr. Scd. Notes(b),(c)	3.88	9/15/2027	1,384,000	1,315,639
Gen Digital, Inc., Gtd. Notes(b)	6.25	4/1/2033	2,810,000	2,804,246
Gen Digital, Inc., Gtd. Notes(b)	6.75	9/30/2027	2,510,000	2,543,026
Match Group Holdings II LLC, Sr. Unscd. Notes(b)	4.13	8/1/2030	1,857,000	1,666,135
Rakuten Group, Inc., Sr. Unscd. Notes(b)	9.75	4/15/2029	1,053,000	1,145,230
				12,007,290
Materials — 1.9%
Clydesdale Acquisition Holdings, Inc., Gtd. Notes(b)	8.75	4/15/2030	886,000	899,148
Clydesdale Acquisition Holdings, Inc., Sr. Scd. Notes(b)	6.88	1/15/2030	820,000	827,245
Graphic Packaging International LLC, Gtd. Notes(b)	6.38	7/15/2032	1,947,000	1,953,875
LABL, Inc., Sr. Scd. Notes(b)	9.50	11/1/2028	1,821,000	1,541,897
Mauser Packaging Solutions Holding Co., Sr. Scd. Bonds(b)	7.88	4/15/2027	2,470,000	2,423,687
Sealed Air Corp., Gtd. Notes(b),(c)	5.00	4/15/2029	3,534,000	3,435,367
				11,081,219
Media — 4.8%
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unscd. Notes(b),(c)	4.25	1/15/2034	1,682,000	1,384,698
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unscd. Notes	4.50	5/1/2032	3,176,000	2,759,304
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unscd. Notes(b)	5.00	2/1/2028	3,813,000	3,703,683
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unscd. Notes(b),(c)	5.38	6/1/2029	2,885,000	2,794,004
CSC Holdings LLC, Gtd. Notes(b)	5.50	4/15/2027	1,933,000	1,791,384
CSC Holdings LLC, Gtd. Notes(b)	11.25	5/15/2028	2,751,000	2,662,695
DISH Network Corp., Sr. Scd. Notes(b)	11.75	11/15/2027	3,161,000	3,330,751
Nexstar Media, Inc., Gtd. Notes(b),(c)	5.63	7/15/2027	2,260,000	2,228,262
Sinclair Television Group, Inc., Sr. Scd. Bonds(b)	8.13	2/15/2033	1,411,000	1,393,263
Sirius XM Radio LLC, Gtd. Notes(b)	4.00	7/15/2028	1,824,000	1,703,358
Sirius XM Radio LLC, Gtd. Notes(b),(c)	4.13	7/1/2030	1,260,000	1,120,375
Sunrise FinCo I BV, Sr. Scd. Notes(b)	4.88	7/15/2031	1,630,000	1,483,789
Virgin Media Secured Finance PLC, Sr. Scd. Notes(b)	5.50	5/15/2029	1,787,000	1,694,334
				28,049,900
Metals & Mining — 2.3%
Arsenal AIC Parent LLC, Sr. Scd. Notes(b),(c)	8.00	10/1/2030	2,490,000	2,541,946
Cleveland-Cliffs, Inc., Gtd. Notes(b),(c)	6.75	4/15/2030	1,329,000	1,288,378
Cleveland-Cliffs, Inc., Gtd. Notes(b)	6.88	11/1/2029	1,433,000	1,403,722
First Quantum Minerals Ltd., Scd. Notes(b)	9.38	3/1/2029	2,048,000	2,156,331
FMG Resources August 2006 Pty Ltd., Sr. Unscd. Notes(b)	6.13	4/15/2032	1,950,000	1,925,023
Novelis Corp., Gtd. Notes(b)	4.75	1/30/2030	1,970,000	1,838,670
Samarco Mineracao SA, Sr. Unscd. Notes(b),(d)	9.00	6/30/2031	1,868,520	1,810,334
Samarco Mineracao SA, Sr. Unscd. Notes(d)	9.00	6/30/2031	255,781	247,816
				13,212,220
Real Estate — 4.1%
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp., Scd. Notes(b),(c)	7.00	4/15/2030	924,948	823,538
CoreLogic, Inc., Sr. Scd. Notes(b),(c)	4.50	5/1/2028	896,000	835,146
Iron Mountain, Inc., Gtd. Notes(b)	4.88	9/15/2029	1,437,000	1,372,960
Iron Mountain, Inc., Gtd. Notes(b)	5.00	7/15/2028	1,440,000	1,397,207

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Bonds and Notes — 87.0% (continued)
Real Estate — 4.1% (continued)
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., Gtd. Notes(b)	4.25	2/1/2027	1,738,000	1,693,947
Ladder Capital Finance Holdings LLP/Ladder Capital Finance Corp., Gtd. Notes(b)	7.00	7/15/2031	2,826,000	2,902,556
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co- Issuer, Sr. Scd. Notes(b)	4.88	5/15/2029	1,780,000	1,662,741
RHP Hotel Properties LP/RHP Finance Corp., Gtd. Notes(b)	6.50	4/1/2032	2,037,000	2,034,970
Rithm Capital Corp., Sr. Unscd. Notes(b)	8.00	4/1/2029	3,695,000	3,677,584
RLJ Lodging Trust LP, Sr. Scd. Notes(b)	4.00	9/15/2029	2,217,000	1,990,824
Starwood Property Trust, Inc., Sr. Unscd. Notes(b)	3.63	7/15/2026	860,000	833,973
Starwood Property Trust, Inc., Sr. Unscd. Notes(b)	4.38	1/15/2027	702,000	682,863
Starwood Property Trust, Inc., Sr. Unscd. Notes(b)	7.25	4/1/2029	1,425,000	1,462,619
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, Gtd. Notes(b)	6.00	1/15/2030	1,233,000	1,068,734
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC, Sr. Scd. Notes(b)	10.50	2/15/2028	1,284,000	1,364,952
				23,804,614
Retailing — 3.1%
1011778 BC ULC/New Red Finance, Inc., Scd. Notes(b)	4.00	10/15/2030	1,761,000	1,595,237
1011778 BC ULC/New Red Finance, Inc., Sr. Scd. Notes(b)	5.63	9/15/2029	853,000	845,479
Carvana Co., Sr. Scd. Notes(b),(d)	9.00	6/1/2031	1,550,000	1,723,625
Carvana Co., Sr. Scd. Notes(b),(d)	9.00	6/1/2030	1,080,675	1,145,082
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., Gtd. Notes(b)	6.75	1/15/2030	826,000	715,016
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., Sr. Scd. Notes(b)	4.63	1/15/2029	1,064,000	980,802
Foundation Building Materials, Inc., Gtd. Notes(b)	6.00	3/1/2029	2,377,000	1,942,992
PetSmart, Inc./PetSmart Finance Corp., Sr. Scd. Notes(b)	4.75	2/15/2028	2,336,000	2,188,311
Walgreens Boots Alliance, Inc., Sr. Unscd. Notes	4.65	6/1/2046	1,751,000	1,532,471
Walgreens Boots Alliance, Inc., Sr. Unscd. Notes	4.80	11/18/2044	1,592,000	1,442,981
White Cap Buyer LLC, Sr. Unscd. Notes(b)	6.88	10/15/2028	2,603,000	2,501,060
Yum! Brands, Inc., Sr. Unscd. Notes(b)	4.75	1/15/2030	1,170,000	1,131,577
				17,744,633
Semiconductors & Semiconductor Equipment — .8%
Entegris, Inc., Gtd. Notes(b)	5.95	6/15/2030	3,090,000	3,077,848
Synaptics, Inc., Gtd. Notes(b),(c)	4.00	6/15/2029	1,836,000	1,685,055
				4,762,903
Technology Hardware & Equipment — .7%
Virtusa Corp., Sr. Unscd. Notes(b)	7.13	12/15/2028	2,274,000	2,140,779
Western Digital Corp., Gtd. Notes	4.75	2/15/2026	1,676,000	1,667,655
				3,808,434
Telecommunication Services — 5.1%
Altice France SA, Sr. Scd. Notes(b)	8.13	2/1/2027	2,531,000	2,265,204
CommScope LLC, Sr. Scd. Notes(b),(c)	9.50	12/15/2031	825,000	850,509
Consolidated Communications, Inc., Sr. Scd. Notes(b)	6.50	10/1/2028	3,299,000	3,189,178
EchoStar Corp., Sr. Scd. Notes(d)	6.75	11/30/2030	766,526	696,480
EchoStar Corp., Sr. Scd. Notes	10.75	11/30/2029	4,157,000	4,371,721
Fibercop SpA, Sr. Scd. Notes(b)	7.72	6/4/2038	2,243,000	2,254,370
Frontier Communications Holdings LLC, Sr. Scd. Notes(b)	8.63	3/15/2031	1,335,000	1,423,263
Frontier Communications Holdings LLC, Sr. Scd. Notes(b)	8.75	5/15/2030	1,923,000	2,027,259
Iliad Holding SASU, Sr. Scd. Notes(b)	7.00	4/15/2032	1,240,000	1,243,190
Iliad Holding SASU, Sr. Scd. Notes(b)	8.50	4/15/2031	2,180,000	2,288,525

Statement of Investments (Unaudited) (continued)

Description		Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Bonds and Notes — 87.0% (continued)
Telecommunication Services — 5.1% (continued)
Level 3 Financing, Inc., Scd. Notes(b)		10.00	10/15/2032	1,578,000	1,574,726
Level 3 Financing, Inc., Sr. Scd. Notes(b)		10.50	4/15/2029	1,106,000	1,222,130
Level 3 Financing, Inc., Sr. Scd. Notes(b)		10.75	12/15/2030	735,000	815,850
Lumen Technologies, Inc., Sr. Scd. Notes(b)		4.13	4/15/2029	520,050	491,447
Lumen Technologies, Inc., Sr. Scd. Notes(b)		10.00	10/15/2032	1,407,000	1,406,381
Lumen Technologies, Inc., Sr. Unscd. Bonds, Ser. P		7.60	9/15/2039	1,767,000	1,392,997
Windstream Services LLC/Windstream Escrow Finance Corp., Sr. Scd. Notes(b)		8.25	10/1/2031	2,247,000	2,289,844
					29,803,074
Transportation — .1%
SGL Group ApS, Sr. Scd. Bonds, (3 Month EURIBOR +4.25%)(f)	EUR	6.78	2/24/2031	625,000	677,973
Utilities — 4.1%
Alpha Generation LLC, Sr. Unscd. Notes(b)		6.75	10/15/2032	1,643,000	1,645,332
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC, Sr. Unscd. Notes(b)		6.38	2/15/2032	3,270,000	3,174,392
Calpine Corp., Sr. Unscd. Notes(b)		4.63	2/1/2029	1,270,000	1,220,120
Clearway Energy Operating LLC, Gtd. Notes(b)		3.75	1/15/2032	342,000	293,378
ContourGlobal Power Holdings SA, Sr. Scd. Bonds(b),(c)		6.75	2/28/2030	1,940,000	1,950,961
Edison International, Sr. Unscd. Notes(c)		6.95	11/15/2029	1,650,000	1,716,126
NRG Energy, Inc., Gtd. Notes(b)		3.88	2/15/2032	1,390,000	1,220,115
NRG Energy, Inc., Gtd. Notes(b)		6.25	11/1/2034	1,714,000	1,688,787
NRG Energy, Inc., Jr. Sub. Bonds(b),(e)		10.25	3/15/2028	995,000	1,098,554
PG&E Corp., Sr. Scd. Notes		5.00	7/1/2028	1,906,000	1,855,811
Vistra Corp., Jr. Sub. Notes(b),(e)		7.00	12/15/2026	935,000	947,574
Vistra Operations Co. LLC, Gtd. Notes(b)		6.88	4/15/2032	2,785,000	2,840,953
Vistra Operations Co. LLC, Gtd. Notes(b)		7.75	10/15/2031	2,235,000	2,342,581
XPLR Infrastructure Operating Partners LP, Gtd. Notes(b),(c)		8.38	1/15/2031	754,000	742,117
XPLR Infrastructure Operating Partners LP, Gtd. Notes(b),(c)		8.63	3/15/2033	754,000	734,202
XPLR Infrastructure Operating Partners LP, Sr. Unscd. Notes(b),(c)		7.25	1/15/2029	512,000	504,195
					23,975,198
Total Bonds and Notes (cost $502,219,431)					503,960,483

Floating Rate Loan Interests — 7.0%
Automobiles & Components — .2%
First Brands Group LLC, 2022 Incremental Term Loan, (3 Month SOFR +5.26%)(f)	9.55	3/30/2027	1,465,360	1,365,532
Commercial & Professional Services — .4%
Envalior Finance GmbH, Facility Term Loan B-1, (3 Month SOFR +5.50%)(f)	9.79	4/3/2030	891,339	833,246
Vaco Holdings LLC, Initial Term Loan, (3 Month SOFR +5.00%)(f)	9.45	1/22/2029	1,768,859	1,639,360
				2,472,606
Diversified Financials — .1%
Nexus Buyer LLC, Amendment No. 9 Refinancing Term Loan, (1 Month SOFR +3.50%)(f)	7.82	7/31/2031	859,131	855,162
Energy — .5%
New Fortress Energy, Inc., Incremental Term Loan R, (3 Month SOFR +5.50%)(f),(g)	9.79	10/30/2028	810,000	696,600
WaterBridge Midstream Operating LLC, Term Loan B, (3 Month SOFR +4.75%)(f)	9.05	6/27/2029	1,076,861	1,070,071
WaterBridge NDB Operating LLC, Initial Term Loan, (2 Month SOFR +4.00%)(f)	8.31	5/10/2029	1,074,179	1,079,051
				2,845,722

Description		Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Floating Rate Loan Interests — 7.0% (continued)
Financials — .2%
Jump Financial LLC, 2025 Term Loan B, (3 Month SOFR +4.25%)(f)		8.55	2/26/2032	882,537	888,057
Food Products — .2%
Max US BidCo, Inc., Initial Term Loan, (3 Month SOFR +5.00%)(f)		9.31	10/2/2030	1,138,615	1,120,545
Health Care — .4%
Alvogen Pharma US, Inc., Second Lien Term Loan, (3 Month SOFR +10.50%)(f)		14.80	3/1/2029	120,170	66,093
Radiology Partners, Inc., Term Loan C, (3 Month SOFR +3.76%)(f)		8.09	1/31/2029	847,125	818,666
Team Health Holdings, Inc., Extended Term Loan, (3 Month SOFR +5.25%)(f)		9.54	3/2/2027	1,288,815	1,257,916
					2,142,675
Industrial — .3%
Arcline FM Holdings LLC, Term Loan, (1 Month SOFR +3.50%)(f)		4.25	6/24/2030	845,811	843,274
Victory Buyer LLC, Initial Term Loan, (1 Month SOFR +3.86%)(f)		8.19	11/20/2028	863,549	840,263
					1,683,537
Information Technology — 1.2%
Ascend Learning LLC, Second Lien Initial Term Loan, (1 Month SOFR +5.85%)(f)		10.17	12/10/2029	764,069	762,923
Flash Charm, Inc., 2024 Term Loan B-2, (3 Month SOFR +3.50%)(f)		7.79	3/2/2028	843,875	784,406
HS Purchaser LLC, First Lien 7th Amendment Refinancing Term Loan, (3 Month SOFR +4.10%)(f)		8.39	11/30/2026	1,045,140	959,439
Inmar, Inc., Initial Term Loan, (1-3 Month SOFR +5.00%)(f)		9.32	10/30/2031	846,082	846,877
Polaris Newco LLC, First Lien Dollar Term Loan, (3 Month SOFR +4.00%)(f)		8.30	6/5/2028	887,700	851,864
Polaris Newco LLC, First Lien Euro Term Loan, (1 Month EURIBOR +3.75%)(f)	EUR	6.11	6/5/2028	994,845	1,012,823
Rithum Holdings, Inc., First Lien Term Loan, (3 Month SOFR +4.15%)(f)		8.46	12/2/2027	662,271	641,025
Starlight Parent LLC, Term Loan, (1 Month SOFR +4.00%)(f)		4.00	4/30/2032	1,000,000	972,505
					6,831,862
Insurance — .1%
OneDigital Borrower LLC, Second Lien Initial Term Loan, (1 Month SOFR +5.25%)(f)		9.57	7/2/2032	833,000	834,041
Internet Software & Services — .6%
MH Sub I LLC, 2023 May New Term Loan, (1 Month SOFR +4.25%)(f)		8.57	5/3/2028	1,822,124	1,735,582
MH Sub I LLC, 2023 May New Term Loan, (1 Month SOFR +6.25%)(f)		10.57	2/23/2029	854,000	798,640
StubHub Holdco Sub LLC, USD Extended Term Loan B, (1 Month SOFR +4.75%)(f)		9.07	3/15/2030	1,107,169	1,104,401
					3,638,623
Materials — .2%
LABL, Inc., Initial Euro Term Loan, (1 Month EURIBOR +5.00%)(f)	EUR	7.55	10/30/2028	997,423	862,811
Media — .2%
Gray Media, Inc., Term Loan F, (1 Month SOFR +5.25%)(f)		9.57	6/4/2029	1,164,135	1,129,217
Real Estate — .3%
CoreLogic, Inc., First Lien Initial Term Loan, (1 Month SOFR +3.61%)(f)		7.94	6/2/2028	860,237	845,901
Emeria SASU, Facility Term Loan B, (3 Month EURIBOR +3.50%)(f)	EUR	5.89	3/27/2028	1,000,000	970,153
					1,816,054
Retailing — .2%
Staples, Inc., Closing Date Term Loan, (3 Month SOFR +5.75%)(f)		10.04	9/10/2029	1,393,000	1,241,163
Technology Hardware & Equipment — .8%
Peraton Corp., First Lien Term Loan B, (1 Month SOFR +3.85%)(f)		8.17	2/1/2028	1,772,265	1,581,330
X Corp., Tranche Term Loan B-3, (9 Month SOFR FLAT)(f)		9.50	10/29/2029	3,041,467	3,124,028
					4,705,358
Telecommunication Services — 1.0%
Altice France SA, USD Term Loan B-14, (3 Month SOFR +5.50%)(f)		9.80	8/31/2028	1,860,666	1,672,507
Commscope, Inc., Initial Term Loan, (1 Month SOFR +5.50%)(f)		9.57	12/17/2029	1,125,000	1,121,951
Lumen Technologies, Inc., Term Loan B-2, (1 Month SOFR +2.46%)(f)		6.79	4/15/2030	1,582,928	1,523,315

Statement of Investments (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Floating Rate Loan Interests — 7.0% (continued)
Telecommunication Services — 1.0% (continued)
Zayo Group Holdings, Inc., 2022 Incremental Term Loan, (1 Month SOFR +4.25%)(f)	8.57	3/9/2027	582,499	548,317
Zayo Group Holdings, Inc., Initial Dollar Term Loan, (1 Month SOFR +3.11%)(f)	7.44	3/9/2027	990,000	923,888
				5,789,978
Transportation — .1%
PODS LLC, Term Loan, (3 Month SOFR +3.26%)(f)	7.55	3/31/2028	694,779	630,749
Total Floating Rate Loan Interests (cost $41,039,552)				40,853,692

	Shares
Exchange-Traded Funds — 1.7%
Registered Investment Companies — 1.7%
iShares iBoxx $ High Yield Corporate Bond ETF(c)	46,530	3,670,752
iShares iBoxx $ Investment Grade Corporate Bond ETF(c)	25,800	2,804,202
SPDR Bloomberg High Yield Bond ETF(c)	38,715	3,689,539
Total Exchange-Traded Funds (cost $10,088,237)		10,164,493

	1-Day Yield (%)
Investment Companies — 3.4%
Registered Investment Companies — 3.4%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(h) (cost $19,476,430)	4.44	19,476,430	19,476,430
Investment of Cash Collateral for Securities Loaned — 8.8%
Registered Investment Companies — 8.8%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(h) (cost $51,016,145)	4.44	51,016,145	51,016,145
Total Investments (cost $623,839,795)		107.9%	625,471,243
Liabilities, Less Cash and Receivables		(7.9%)	(46,001,522)
Net Assets		100.0%	579,469,721

ETF—Exchange-Traded Fund
EUR—Euro
EURIBOR—Euro Interbank Offered Rate
GBP—British Pound
SOFR—Secured Overnight Financing Rate
SPDR—Standard & Poor’s Depository Receipt
TSFR—Term Secured Overnight Financing Rate Reference Rates
USD—United States Dollar

(a)	Amount stated in U.S. Dollars unless otherwise noted above.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2025, these securities amounted to $455,965,388 or 78.7% of net assets.

(c)
Security, or portion thereof, on loan. At March 31, 2025, the value of the fund’s securities on loan was $74,869,422 and the value of the collateral was
$78,301,507, consisting of cash collateral of $51,016,145 and U.S. Government & Agency securities valued at $27,285,362.  In addition, the value of collateral may include pending sales that are also on loan.

(d)	Payment-in-kind security and interest may be paid in additional par.
(e)	Security is a perpetual bond with no specified maturity date. Maturity date shown is next reset date of the bond.

(f)
Variable rate security—Interest rate resets periodically and the rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

(g)	Security purchased on a when-issued or delayed basis for which the fund has not taken delivery as of March 31, 2025.
(h)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Forward Foreign Currency Exchange Contracts
Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
Barclays Capital, Inc.
United States Dollar	51,753	British Pound	40,000	4/17/2025	85
Citigroup Global Markets, Inc.
United States Dollar	11,479,986	Euro	10,500,000	4/17/2025	116,007
United States Dollar	3,624,293	British Pound	2,795,000	4/17/2025	13,992
British Pound	900,000	United States Dollar	1,165,311	4/17/2025	(2,781)
Gross Unrealized Appreciation					130,084
Gross Unrealized Depreciation					(2,781)
See notes to statement of investments.

Statement of Investments
BNY Mellon High Yield Fund

March 31, 2025 (Unaudited)
The following is a summary of the inputs used as of March 31, 2025 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Collateralized Loan Obligations	—	8,868,205	—	8,868,205
Corporate Bonds and Notes	—	495,092,278	—	495,092,278
Exchange-Traded Funds	10,164,493	—	—	10,164,493
Floating Rate Loan Interests	—	40,853,692	—	40,853,692
Investment Companies	70,492,575	—	—	70,492,575
	80,657,068	544,814,175	—	625,471,243
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	—	130,084	—	130,084
	—	130,084	—	130,084
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	—	(2,781)	—	(2,781)
	—	(2,781)	—	(2,781)

†	See Statement of Investments for additional detailed categorizations, if any.
††	Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The Trust’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.
Investments in debt securities, floating rate loan interests and other securities, excluding short-term investments (other than U.S. Treasury Bills) and forward foreign currency exchange contracts (“forward contracts”), are valued each business day by one or more independent pricing services (each, a “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by a Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Services are engaged under the general supervision of the Board. These securities are generally categorized within Level 2 of the fair value hierarchy.
Investments in equity securities  and exchange-traded funds are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a Service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depositary Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.
Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.
Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.
Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. The securities on loan, if any, are also disclosed in the fund’s Statement of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.
Floating Rate Loan Interests: Floating rate instruments are loans and other securities with interest rates that adjust or “float” periodically. Floating rate loans are made by banks and other financial institutions to their corporate clients. The rates of interest on the loans adjust periodically by reference to a base lending rate, plus a premium or credit spread. Floating rate loans reset on periodic set dates, typically 30 to 90 days, but not to exceed one year. The fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.
The fund may enter into certain credit agreements all or a portion of which may be unfunded. The fund is obligated to fund these commitments at the borrower’s discretion. The commitments are disclosed in the accompanying Statement of Investments. At March 31, 2025, the fund had sufficient cash and/or securities to cover these commitments.
Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at March 31, 2025 is discussed below.
Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty non-performance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. As of March 31, 2025, there were no forward contracts outstanding.

At March 31, 2025, accumulated net unrealized appreciation on investments was $1,758,751, consisting of $7,919,344 gross unrealized appreciation and $6,160,593 gross unrealized depreciation.
At March 31, 2025, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).
Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.